Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Summary of property and equipment and accumulated depreciation
	Cost			Accumulated Depreciation
	Balance at beginning	Additions during the	Balance at end of	Balance at beginning	Additions during the	Balance at end of	Depreciated balance December 31,
	of year	year	year	of year	year	year	2018	2017
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736	-	736	639	20	659	77	97
Leasehold improvements	47	-	47	47	-	47	-	-
Office furniture and equipment (including computers)	393	4	397	370	14	384	13	23
	1,176	4	1,180	1,056	34	1,090	90	120

	Cost			Accumulated Depreciation
	Balance at beginning	Additions during the	Balance at end of	Balance at beginning	Additions during the	Balance at end of	Depreciated balance December 31,
	of year	year	year	of year	year	year	2017	2016
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736	-	736	609	30	639	97	127
Leasehold improvements	47	-	47	41	6	47	-	6
Office furniture and equipment (including computers)	391	2	393	346	24	370	23	45
	1,174	2	1,176	996	60	1,056	120	178